PRO-CONSCIENCE WOMEN'S EQUITY MUTUAL FUND LOGO









                                  ANNUAL REPORT

                               FOR THE YEAR ENDED
                                 MARCH 31, 1999

April 15, 1999

Dear Shareholders:

1999 started out cautiously but the market (measured by the Dow Jones Industrial Average) soon passed the psychologically important level of 10,000. First quarter corporate profit increases seem to be broad-based and there is an optimism that the global financial crisis may have bottomed out.

As of March 31, 1999, the Fund's average annual total returns are as follows:

                               One         Three       Five     From Inception
                               Year        Years       Years      at 10/1/93
                               ----        -----       -----      ----------
Pro-Conscience
Women's Equity Mutual Fund    14.50%      23.05%      16.92%        16.22%

The current business expansion is the longest in peacetime history. Corporations are benefitting from a low inflationary environment and continue to see productivity gains. One significant impact of this growth is found in its long-term effect on society due to the low unemployment rate. If the trend of a tight job market continues into the next decade, we may finally see the integration of low-skilled workers into society. One example of a success story is found in the welfare to work program. Single women with families was the largest category of people hired in 1998. The next step would be for corporations to invest more in training so that those in entry-level jobs can journey upward.

But amid all this optimism, the market is vulnerable to uncertainties in the coming months because of the war in Kosovo and because of unforseen surprises. We need to constantly remind ourselves that the best protection for investors is keeping a well-diversified portfolio and that investments in equities are for the long-term.

We hope you will continue to provide us with comments and suggestions and we thank you for your confidence in us.

Sincerely yours,

/s/ Linda C.Y. Pei
Linda C.Y. Pei
President

                           Average Annual Total Return
                           Period Ended March 31, 1999
                         1 Year.................. 14.50%
                         5 Year.................. 16.92%
                        Since Inception (10/1/93) 16.22%

                                 Pro-Conscience
               Quarter        Women's Equity Fund     S & P 500
               -------        -------------------     ---------
               10/1/93               10,000             10,000
              12/31/93               10,130             10,181
               3/31/94               10,460              9,791
               6/30/94               10,126              9,826
               9/30/94               10,684             10,315
              12/31/94               10,125             10,311
               3/31/95               10,561             11,314
               6/30/95               10,646             12,393
               9/30/95               11,402             13,377
              12/31/95               11,843             14,181
               3/31/96               12,269             14,945
               6/30/96               12,444             15,606
               9/30/96               12,991             16,094
              12/31/96               13,559             17,442
               3/31/97               13,241             17,904
               6/30/97               15,583             21,023
               9/30/97               16,470             22,601
              12/31/97               17,434             23,257
               3/31/98               19,964             26,499
               6/30/98               20,649             27,358
               9/30/98               18,373             24,643
              12/31/98               22,449             29,902
               3/31/99               22,911             31,381

Past performance is not predictive of future performance.

The S&P 500 is a broad market-weighted average of U.S. blue-chip companies. The S&P 500 is unmanaged and returns include reinvested dividends.

                 PRO-CONSCIENCE WOMEN'S EQUITY MUTUAL FUND LOGO

SCHEDULE OF INVESTMENTS at March 31, 1999
--------------------------------------------------------------------------------
 Shares    COMMON STOCKS: 97.3%                                    Market Value
--------------------------------------------------------------------------------
           COMPUTER SERVICES: 1.2%
  2,000    Affiliated Computer Services, Inc., Class A *...........  $   91,500
    500    Affiliated Computer Services, Inc.*.....................      22,875
                                                                     ----------
                                                                        114,375
                                                                     ----------
           CONSUMER DURABLES: 2.8%
  2,400    Harley-Davidson, Inc....................................     138,000
  1,500    Honda Motor Company, Ltd................................     133,500
                                                                     ----------
                                                                        271,500
                                                                     ----------
           CONSUMER PRODUCTS AND SERVICES: 10.9%
  2,600    American Greetings Corp., Class A.......................      65,975
  3,500    Avon Products, Inc......................................     164,719
  1,700    Coca-Cola Company.......................................     104,337
  2,500    Colgate-Palmolive Company...............................     230,000
  6,000    Dollar General Corp.....................................     204,000
  2,600    Gillette Company........................................     154,537
  5,000    Jones Apparel Group, Inc.*..............................     139,688
                                                                     ----------
                                                                      1,063,256
                                                                     ----------
           FINANCIAL SERVICES: 13.7%
  1,200    American International Group, Inc.......................     144,750
  3,310    BankAmerica Corp........................................     233,769
  7,000    BankBoston Corp.........................................     303,187
    750    The Charles Schwab Corp.................................      72,094
  2,400    Federal National Mortgage Association...................     166,200
  1,800    First Tennessee National Corp...........................      65,925
  5,000    MBNA Corp...............................................     119,375
  2,000    UNUM Corp...............................................      95,125
  4,000    Wells Fargo Company.....................................     140,250
                                                                     ----------
                                                                      1,340,675
                                                                     ----------
           FOOD - BAKING: 0.7%
  3,000    Earthgrains Company.....................................      66,562
                                                                     ----------

See accompanying Notes to Financial Statements.

                                                                               3
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                 PRO-CONSCIENCE WOMEN'S EQUITY MUTUAL FUND LOGO

SCHEDULE OF INVESTMENTS at March 31, 1999, Continued
--------------------------------------------------------------------------------
 Shares                                                            Market Value
--------------------------------------------------------------------------------
           FURNISHINGS: 4.5%
  5,000    Herman Miller, Inc......................................  $   91,250
  7,800    Leggett & Platt, Inc....................................     156,000
  4,000    Newell Company..........................................     190,000
                                                                     ----------
                                                                        437,250
                                                                     ----------
           HEALTHCARE: 16.0%
  3,800    Becton, Dickinson and Company...........................     145,587
  2,000    Cardinal Health, Inc....................................     132,000
  2,000    IDX Sys Corp.*..........................................      29,000
  4,000    Johnson & Johnson.......................................     374,750
  2,900    Medtronic, Inc..........................................     208,075
  3,600    Merck & Company, Inc....................................     288,675
  3,500    Schering-Plough Corp....................................     193,594
  3,700    Stryker Corp............................................     186,619
                                                                     ----------
                                                                      1,558,300
                                                                     ----------
           INDUSTRIAL MATERIALS: 0.9%
  2,600    Praxair, Inc............................................      93,763
                                                                     ----------
           INSTRUMENTS: 1.4%
  4,000    Teleflex, Inc...........................................     136,250
                                                                     ----------
           INSURANCE - PROPERTY/CASUALTY: 0.9%
  1,500    Chubb Corp..............................................      87,844
                                                                     ----------
           INVESTMENT MANAGEMENT: 1.0%
  3,000    T. Rowe Price Associates, Inc...........................     103,125
                                                                     ----------
           MEDIA AND PUBLISHING: 1.3%
  4,000    Walt Disney Company.....................................     124,500
                                                                     ----------
           OIL & GAS PRODUCERS: 2.3%
  2,191    BP Amoco, PLC...........................................     221,155
                                                                     ----------

See accompanying Notes to Financial Statements.

4
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                 PRO-CONSCIENCE WOMEN'S EQUITY MUTUAL FUND LOGO

SCHEDULE OF INVESTMENTS at March 31, 1999, Continued
--------------------------------------------------------------------------------
 Shares                                                            Market Value
--------------------------------------------------------------------------------
           POWER SUPPLY EQUIPMENT: 1.2%
  3,000    Hubbell, Inc., Class B..................................  $  120,000
                                                                     ----------
           PRODUCER PRODUCTS: 3.6%
  5,000    Baldor Electric Company.................................     100,625
  4,000    Illinois Tool Works, Inc................................     247,500
                                                                     ----------
                                                                        348,125
                                                                     ----------
           PUBLISHING NEWSPAPERS: 1.7%
  5,000    McClatchy Company, Class A..............................     167,813
                                                                     ----------
           RETAIL: 3.8%
  7,000    BJ's Wholesale Club, Inc.*..............................     185,063
  2,000    Costco Companies, Inc.*.................................     183,125
                                                                     ----------
                                                                        368,188
                                                                     ----------
           TECHNOLOGY: 15.0%
  1,500    Applied Materials, Inc.*................................      92,531
  2,600    Automatic Data Processing, Inc..........................     107,575
  2,000    Cisco Systems, Inc.*....................................     219,125
  1,600    Hewlett-Packard Company.................................     108,500
  1,300    Intel Corp..............................................     154,862
  5,000    Microsoft Corp.*........................................     448,125
  2,500    Sanmina Corp.*..........................................     159,375
  3,200    Xerox Corp..............................................     170,800
                                                                     ----------
                                                                      1,460,893
                                                                     ----------
           TELECOMMUNICATIONS - EQUIPMENT: 8.0%
  2,600    AT&T Corp...............................................     207,512
  3,500    Aliant Communications, Inc..............................     143,281
  2,000    Century Telephone Enterprises, Inc......................     140,500
  2,700    Lucent Technologies, Inc................................     290,925
                                                                     ----------
                                                                        782,218
                                                                     ----------
           TELEPHONE - LONG DISTANCE: 1.4%
  1,500    MCI WorldCom, Inc.*.....................................     132,844
                                                                     ----------

See accompanying Notes to Financial Statements.

                                                                               5
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                 PRO-CONSCIENCE WOMEN'S EQUITY MUTUAL FUND LOGO

SCHEDULE OF INVESTMENTS at March 31, 1999, Continued
--------------------------------------------------------------------------------
 Shares                                                            Market Value
--------------------------------------------------------------------------------

           TRANSPORTATION: 1.4%
  4,500    Southwest Airlines Company..............................  $  136,125
                                                                     ----------
           UTILITIES: 3.6%
  4,200    BellSouth Corp..........................................     168,262
  4,000    SBC Communications, Inc.................................     188,500
                                                                     ----------
                                                                        356,762
                                                                     ----------

           Total Common Stocks (cost $6,312,516)...................   9,491,523
                                                                     ----------

Principal
  Amount   REPURCHASE AGREEMENTS: 4.2%
--------------------------------------------------------------------------------
$412,000   Firstar Bank Repurchase Agreement, 3.50%, dated 3/31/1999, due 4/1/1999, collateralized by $421,246 GNMA, 5.68%,
             due 2/28/2001 (proceeds $412,040) (cost $412,000).....     412,000
                                                                     ----------

               Total Investment in Securities (cost
                 $6,724,516+): 101.5%...............                  9,903,523
               Liabilities in excess of Other Assets: (1.5%).......    (147,135)
                                                                     ----------
               Total Net Assets: 100.0% ...........................  $9,756,388
                                                                     ==========

*Non-income producing security.

+At March 31, 1999, the cost of securities for Federal tax purposes was the same as the basis for financial reporting. Unrealized appreciation and depreciation of securities were as follows:

     Gross unrealized appreciation................................   $3,465,368
     Gross unrealized depreciation................................     (286,361)
                                                                     ----------
       Net unrealized appreciation................................   $3,179,007
                                                                     ==========

See accompanying Notes to Financial Statements.

6
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                 PRO-CONSCIENCE WOMEN'S EQUITY MUTUAL FUND LOGO

STATEMENT OF ASSETS AND LIABILITIES at March 31, 1999
--------------------------------------------------------------------------------
ASSETS
      Investments in securities, at value (cost $6,724,516) ......  $ 9,903,523
      Cash .......................................................          808
      Receivables:
            Fund shares sold .....................................       15,154
            Dividends and interest ...............................        9,102
      Prepaid expenses ...........................................        4,223
                                                                    -----------
                  Total assets ...................................    9,932,810
                                                                    -----------

LIABILITIES
      Payables:
            Advisory fees ........................................          751
            Securities purchased .................................      137,400
      Accrued expenses ...........................................       38,271
                                                                    -----------
                  Total liabilities ..............................      176,422
                                                                    -----------


NET ASSETS .......................................................  $ 9,756,388
                                                                    ===========

      Net asset value, offering and redemption price per share
        ($9,756,388/491,186 shares outstanding; unlimited
        number of shares authorized without par value) ...........  $     19.86
                                                                    ===========

COMPONENTS OF NET ASSETS
      Paid-in capital ............................................  $ 6,233,439
      Accumulated net investment loss ............................       (1,909)
      Undistributed net realized gain on investments .............      345,851
      Net unrealized appreciation on investments .................    3,179,007
                                                                    -----------
            Net assets ...........................................  $ 9,756,388
                                                                    ===========

See accompanying Notes to Financial Statements.

                                                                               7
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                 PRO-CONSCIENCE WOMEN'S EQUITY MUTUAL FUND LOGO

STATEMENT OF OPERATIONS - For the Year Ended March 31, 1999
--------------------------------------------------------------------------------
INVESTMENT INCOME
  Income
    Dividend ...................................................    $    80,533
    Interest ...................................................          5,250
                                                                    -----------
          Total income .........................................         85,783
                                                                    -----------
  Expenses
    Advisory fees ..............................................         80,905
    Administration fee .........................................         30,000
    Distribution fees ..........................................         19,549
    Fund accounting fees .......................................         16,796
    Transfer agent fees ........................................         16,316
    Audit fee ..................................................         14,114
    Registration fees ..........................................          9,810
    Custody fees ...............................................          7,209
    Reports to shareholders ....................................          5,706
    Legal fees .................................................          4,149
    Trustee fees ...............................................          3,998
    Miscellaneous ..............................................          2,353
                                                                    -----------
      Total expenses ...........................................        210,905
      Less: expenses waived and reimbursed .....................        (93,557)
                                                                    -----------
      Net expenses .............................................        117,348
                                                                    -----------
        Net investment loss ....................................        (31,565)
                                                                    -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    Net realized gain from security transactions ...............        652,750
    Net change in unrealized appreciation on investments .......        496,587
                                                                    -----------
      Net realized and unrealized gain on investments ..........      1,149,337
                                                                    -----------
        Net increase in net assets resulting from operations ...    $ 1,117,772
                                                                    ===========

See accompanying Notes to Financial Statements.

8
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                 PRO-CONSCIENCE WOMEN'S EQUITY MUTUAL FUND LOGO

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                       Year            Year
                                                       Ended           Ended
                                                  March 31, 1999  March 31, 1998
                                                  --------------  --------------
INCREASE IN NET ASSETS FROM:
OPERATIONS
   Net investment loss ...........................   $   (31,565)   $   (14,155)
   Net realized gain from security transactions ..       652,750         87,152
   Net change in unrealized appreciation on
     investments .................................       496,587      2,196,962
                                                     -----------    -----------
      Net increase in net assets resulting from
        operations ...............................     1,117,772      2,269,959
                                                     -----------    -----------

DISTRIBUTIONS TO SHAREHOLDERS
   Net realized gain on investments ..............      (335,895)       (54,283)
                                                     -----------    -----------

CAPITAL SHARE TRANSACTIONS
   Net increase in net assets derived from net
     change in outstanding shares (a) ............     2,003,249        310,806
                                                     -----------    -----------
      Total increase in net assets ...............     2,785,126      2,526,482

NET ASSETS
   Beginning of year .............................     6,971,262      4,444,780
                                                     -----------    -----------
End of year ......................................   $ 9,756,388    $ 6,971,262
                                                     ===========    ===========

(a) A summary of capital shares transactions is as follows:

                                   Year Ended                  Year Ended
                                 March 31, 1999              March 31, 1998
                            ------------------------    ------------------------
                            Shares         Value         Shares        Value
                            -------     -----------      ------     -----------
Shares sold ...........     125,386     $ 2,361,170      79,313     $ 1,193,662
Shares issued in
  reinvestment of
  distribution ........      17,931         324,916       3,414          52,744
Shares redeemed .......     (37,925)       (682,837)    (64,217)       (935,600)
                            -------     -----------      ------     -----------
Net increase ..........     105,392     $ 2,003,249      18,510     $   310,806
                            =======     ===========      ======     ===========

See accompanying Notes to Financial Statements.

                                                                               9
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                 PRO-CONSCIENCE WOMEN'S EQUITY MUTUAL FUND LOGO

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each year

-------------------------------------------------------------------------------------------------

                                                                 Year Ended March 31,
                                                  1999      1998      1997      1996      1995
-------------------------------------------------------------------------------------------------
Net asset value, beginning of year............   $18.07    $12.10    $11.22    $ 9.93     $10.46

Income from investment operations:
   Net investment income (loss) ...............   (0.06)    (0.04)    (0.01)     0.01       0.36
                                                 ------    ------    ------    ------     ------
   Net realized and unrealized
      gain (loss) on investments ..............    2.65      6.16      0.90      1.59      (0.28)
                                                 ------    ------    ------    ------     ------
Total from investment operations...............    2.59      6.12      0.89      1.60       0.08
                                                 ------    ------    ------    ------     ------
Less distributions:
   From net investment income..................    0.00      0.00     (0.01)    (0.31)     (0.02)
   From net capital gains .....................   (0.80)    (0.15)     0.00      0.00      (0.59)
                                                 ------    ------    ------    ------     ------
Total distributions............................   (0.80)    (0.15)    (0.01)    (0.31)     (0.61)
                                                 ------    ------    ------    ------     ------
Net asset value, end of year...................  $19.86    $18.07    $12.10    $11.22     $ 9.93
                                                 ======    ======    ======    ======     ======

Total return ..................................   14.50%    50.77%     7.92%    16.17%      0.97%

Ratios/supplemental data:
Net assets, end of year (millions).............  $  9.8    $  7.0    $  4.4    $  3.3     $  1.5
Ratio of expenses to average net assets:
   Before expense reimbursement and waiver.....    2.70%     3.12%     4.09%     4.75%      8.69%
   After expense reimbursement and waiver......    1.50%     1.50%     1.50%     1.50%      1.50%
Ratio of net investment income (loss) to
  average net assets:
   Before expense reimbursement and waiver.....   (1.60)%   (1.88)%   (2.64)%   (1.97)%    (1.97)%
   After expense reimbursement and waiver......   (0.40)%   (0.26)%   (0.05)%    1.28%      5.22%

Portfolio turnover rate .......................   16.36%    27.21%    51.13%   120.64%    705.88%

10
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                 PRO-CONSCIENCE WOMEN'S EQUITY MUTUAL FUND LOGO

NOTES TO FINANCIAL STATEMENTS at March 31, 1999
--------------------------------------------------------------------------------
NOTE 1 - ORGANIZATION

     The Pro-Conscience Women's Equity Mutual Fund (the "Fund") is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund's primary investment objective is to provide long-term capital appreciation. The Fund began operations on October 1, 1993.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

     A. SECURITY VALUATION. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sales price at the close of regular trading on the last business day of the period; securities traded on an exchange or NASDAQ for which there have been no sales and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

     B. FEDERAL INCOME TAXES. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS. As is common in the industry, security transactions are accounted for on the trade date. The cost of securities owned on realized transactions is relieved on a first-in, first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     D. USE OF ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

     For the year ended March 31, 1999, Pro-Conscience Funds, Incorporated (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, certain administrative services, and most of the personnel needed by the Fund. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.00%

                                                                              11
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                 PRO-CONSCIENCE WOMEN'S EQUITY MUTUAL FUND LOGO

NOTES TO FINANCIAL STATEMENTS, Continued
--------------------------------------------------------------------------------

based upon the average daily net assets of the Fund. For the year ended March 31, 1999, the Fund incurred $80,905 in Advisory fees. In order to maintain the Fund's operating expenses at 1.50% of average daily net assets, the Advisor has waived a portion of its fee and reimbursed expenses totaling $93,557 for the year ended March 31, 1999. United States Trust Company of Boston (the "Sub-Advisor") acts as Sub-Advisor to the Fund and is entitled to compensation for its services from the Advisor.

     Investment Company Administration, LLC (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

     Under $15 million            $30,000
     $15 to $50  million          0.20% of average daily net assets
     $50 to $100 million          0.15% of average daily net assets
     $100 to $150 million         0.10% of average daily net assets
     Over $150 million            0.05% of average daily net assets

     For  the  year  ended  March  31,  1999,  the  Fund  incurred   $30,000  in
Administration fees.

     First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

     Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and Distributor.

NOTE 4 - DISTRIBUTION PLAN

     The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may pay a fee to the Advisor as Distribution Coordinator at an annual rate of up to 0.25% of the average daily net assets of the Fund. The fee is paid to the Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. For the year ended March 31, 1999, the Fund paid fees of $19,549 to the Distribution Coordinator.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

     The cost of purchases and the proceeds from sales of securities, other than short-term investments, for the year ended March 31, 1999, were $2,762,350 and $1,250,962, respectively.

NOTE 6 - REPURCHASE AGREEMENTS

     The Fund may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with such other brokers or dealers that

12
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                 PRO-CONSCIENCE WOMEN'S EQUITY MUTUAL FUND LOGO

NOTES TO FINANCIAL STATEMENTS, Continued
--------------------------------------------------------------------------------

meet the credit guidelines established by the Board of Trustees. The Fund will always receive and maintain, as collateral, securities whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO THE SHAREHOLDERS OF
      PRO-CONSCIENCE WOMEN'S EQUITY MUTUAL FUND and
THE BOARD OF TRUSTEES OF
      PROFESSIONALLY MANAGED PORTFOLIOS

      We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pro-Conscience Women's Equity Mutual Fund, a series of Professionally Managed Portfolios, as of March 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

       We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pro-Conscience Women's Equity Mutual Fund as of March 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                   TAIT, WELLER & BAKER


Philadelphia, Pennsylvania
April 16, 1999

                                     Advisor
                           Pro-Conscience Funds, Inc.
                          625 Market Street, 16th Floor
                         San Francisco, California 94105
                                 (415) 547-9135
                                       --
                                   Distributor
                          First Fund Distributors, Inc.
                       4455 E. Camelback Road, Suite 261E
                             Phoenix, Arizona 85018
                                       --
                                    Custodian
                               Firstar Bank, N.A.
                                425 Walnut Street
                             Cincinnati, Ohio 45202
                                       --
                                 Transfer Agent
                          American Data Services, Inc.
                                  P.O. Box 5536
                            Hauppauge, New York 11788
                                 (800) 282-2340
                                       --
                                    Auditors
                              Tait, Weller & Baker
                            8 Penn Center, Suite 800
                        Philadelphia, Pennsylvania 19101
                                       --
                                  Legal Counsel
                      Paul, Hastings, Janofsky & Walker LLP
                        345 California Street, 29th Floor
                         San Francisco, California 94104


This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.